Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Interest	$ 52.2	$ 52.1	$ 52.5
Income taxes (net of refunds)	$ 2.5	$ 0.9	$ 7.7